NATIONWIDE

VA SEPARATE

ACCOUNT-C

Annual Report

to

Contract Owners

December 31, 2011

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and

Contract Owners of Nationwide VA Separate Account-C:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-C (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2012

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Assets:
Investments at fair value:

Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)
1,650,823 shares (cost $26,329,515)	$26,198,560
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
271,541 shares (cost $1,300,049)	1,862,769
JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)
4,727,020 shares (cost $49,529,188)	55,353,404
JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)
1,928,815 shares (cost $19,572,223)	21,081,948
JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)
1,342,932 shares (cost $17,559,106)	20,466,279
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)
789,560 shares (cost $12,814,351)	12,048,684
JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)
1,244,095 shares (cost $18,480,071)	18,935,124
NVIT Fund - Class I (TRF)
593,445 shares (cost $6,058,233)	5,370,677
NVIT Money Market Fund - Class I (SAM)
10,713,811 shares (cost $10,713,811)	10,713,811
Equity-Income Portfolio - Initial Class (FEIP)
575,633 shares (cost $13,182,784)	10,758,584
VIP Fund - Overseas Portfolio - Initial Class (FOP)
208,279 shares (cost $4,125,892)	2,838,848

Total Investments	$185,628,687

Accounts Receivable	1,789

$185,630,476

Contract Owners’ Equity:
Accumulation units	185,268,781
Contracts in payout (annuitization) period (note 1f)	361,695

Total Contract Owners’ Equity (note 5)	$185,630,476

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	Total	OGGO	JPMMV1	OGBDP	OGEI	OGLG	OGDMP	OGDEP
Reinvested dividends	$4,941,573	-	30,522	3,434,733	435,901	243,709	128,218	272,466
Mortality and expense risk charges (note 2)	(2,750,798)	(411,035)	(28,072)	(788,092)	(311,686)	(302,621)	(187,668)	(283,676)

Net investment income (loss)	2,190,775	(411,035)	2,450	2,646,641	124,215	(58,912)	(59,450)	(11,210)

Realized gain (loss) on investments	2,280,199	(928,328)	279,364	1,470,695	1,202,438	609,230	(681,826)	968,972
Change in unrealized gain (loss) on investments	(4,067,640)	(675,362)	(251,297)	(551,257)	(1,154,279)	(242,913)	493,567	(1,551,857)

Net gain (loss) on investments	(1,787,441)	(1,603,690)	28,067	919,438	48,159	366,317	(188,259)	(582,885)

Reinvested capital gains	6,966	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$410,300	(2,014,725)	30,517	3,566,079	172,374	307,405	(247,709)	(594,095)

Investment Activity:	TRF	SAM	FEIP	FOP
Reinvested dividends	$68,433	9	280,197	47,385
Mortality and expense risk charges (note 2)	(78,767)	(157,194)	(155,867)	(46,120)

Net investment income (loss)	(10,334)	(157,185)	124,330	1,265

Realized gain (loss) on investments	33,705	-	(594,276)	(79,775)
Change in unrealized gain (loss) on investments	(44,582)	-	480,281	(569,941)

Net gain (loss) on investments	(10,877)	-	(113,995)	(649,716)

Reinvested capital gains	-	-	-	6,966

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,211)	(157,185)	10,335	(641,485)

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	Total		OGGO		JPMMV1		OGBDP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,190,775	1,457,305	(411,035)	(464,003)	2,450	3,926	2,646,641	2,038,765
Realized gain (loss) on investments	2,280,199	634,774	(928,328)	253,437	279,364	594,062	1,470,695	1,075,607
Change in unrealized gain (loss) on investments	(4,067,640)	28,169,928	(675,362)	7,647,337	(251,297)	(26,926)	(551,257)	2,741,015
Reinvested capital gains	6,966	7,061	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	410,300	30,269,068	(2,014,725)	7,436,771	30,517	571,062	3,566,079	5,855,387

Equity transactions:
Purchase payments received from contract owners (note 3)	2,394,038	1,791,161	200,668	175,686	35,325	45,218	627,737	462,184
Transfers between funds	-	-	(839,467)	(1,002,859)	(21,082)	175,935	1,108,655	9,886,242
Redemptions (note 3)	(50,390,934)	(100,220,119)	(6,582,187)	(10,684,240)	(630,920)	(1,840,215)	(14,964,558)	(30,766,832)
Annuity benefits	(58,422)	(50,947)	(3,811)	(3,368)	-	-	(562)	(426)
Contingent deferred sales charges (note 2)	(14,231)	(50,716)	(1,830)	(5,730)	(191)	(776)	(3,117)	(18,099)
Adjustments to maintain reserves	14,973	47,347	931	9,432	2	18,754	(82)	1,366

Net equity transactions	(48,054,576)	(98,483,274)	(7,225,696)	(11,511,079)	(616,866)	(1,601,084)	(13,231,927)	(20,435,565)

Net change in contract owners’ equity	(47,644,276)	(68,214,206)	(9,240,421)	(4,074,308)	(586,349)	(1,030,022)	(9,665,848)	(14,580,178)
Contract owners’ equity beginning of period	233,274,752	301,488,958	35,438,966	39,513,274	2,449,121	3,479,143	65,019,251	79,599,429

Contract owners’ equity end of period	$185,630,476	233,274,752	26,198,545	35,438,966	1,862,772	2,449,121	55,353,403	65,019,251

CHANGES IN UNITS:
Beginning units	13,640,881	19,398,871	880,808	1,218,063	153,536	265,766	3,742,315	4,940,336
Units purchased	651,474	3,425,488	20,108	40,853	5,933	34,518	197,915	725,540
Units redeemed	(3,437,355)	(9,183,478)	(197,925)	(378,108)	(43,659)	(146,748)	(936,473)	(1,923,561)

Ending units	10,855,000	13,640,881	702,991	880,808	115,810	153,536	3,003,757	3,742,315

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	OGEI		OGLG		OGDMP		OGDEP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$124,215	284,775	(58,912)	(76,405)	(59,450)	26,804	(11,210)	(91,749)
Realized gain (loss) on investments	1,202,438	2,090,368	609,230	(454,727)	(681,826)	(2,270,377)	968,972	2,316,850
Change in unrealized gain (loss) on investments	(1,154,279)	848,244	(242,913)	3,882,172	493,567	5,136,021	(1,551,857)	621,750
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	172,374	3,223,387	307,405	3,351,040	(247,709)	2,892,448	(594,095)	2,846,851

Equity transactions:
Purchase payments received from contract owners (note 3)	250,148	223,846	165,771	136,127	179,432	97,946	259,142	205,602
Transfers between funds	(349,660)	1,720,059	(651,924)	(468,557)	(542,413)	(1,192,945)	(90,062)	(398,575)
Redemptions (note 3)	(5,630,541)	(11,153,686)	(4,721,645)	(8,147,348)	(3,524,145)	(6,944,756)	(5,304,802)	(11,665,207)
Annuity benefits	(9,845)	(8,389)	(1,279)	(1,097)	(336)	(176)	(380)	(205)
Contingent deferred sales charges (note 2)	(2,057)	(5,608)	(1,760)	(3,358)	(1,975)	(3,698)	(2,201)	(6,606)
Adjustments to maintain reserves	3,137	6,824	53	2,194	38	9,962	53	(4,903)

Net equity transactions	(5,738,818)	(9,216,954)	(5,210,784)	(8,482,039)	(3,889,399)	(8,033,667)	(5,138,250)	(11,869,894)

Net change in contract owners’ equity	(5,566,444)	(5,993,567)	(4,903,379)	(5,130,999)	(4,137,108)	(5,141,219)	(5,732,345)	(9,023,043)
Contract owners’ equity beginning of period	26,648,852	32,642,419	25,369,649	30,500,648	16,185,785	21,327,004	24,667,469	33,690,512

Contract owners’ equity end of period	$21,082,408	26,648,852	20,466,270	25,369,649	12,048,677	16,185,785	18,935,124	24,667,469

CHANGES IN UNITS:
Beginning units	2,342,956	3,243,540	1,276,457	1,758,741	894,657	1,391,178	2,359,765	3,613,930
Units purchased	47,513	337,719	26,422	60,195	41,009	58,701	60,556	159,102
Units redeemed	(545,100)	(1,238,303)	(278,561)	(542,479)	(250,544)	(555,222)	(550,295)	(1,413,267)

Ending units	1,845,369	2,342,956	1,024,318	1,276,457	685,122	894,657	1,870,026	2,359,765

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	TRF		SAM		FEIP		FOP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(10,334)	(21,066)	(157,185)	(181,117)	124,330	55,126	1,265	2,830
Realized gain (loss) on investments	33,705	(311,184)	-	-	(594,276)	(672,367)	(79,775)	(49,712)
Change in unrealized gain (loss) on investments	(44,582)	1,042,824	-	-	480,281	2,188,270	(569,941)	452,973
Reinvested capital gains	-	-	-	-	-	-	6,966	7,061

Net increase (decrease) in contract owners’ equity resulting from operations	(21,211)	710,574	(157,185)	(181,117)	10,335	1,571,029	(641,485)	413,152

Equity transactions:
Purchase payments received from contract owners (note 3)	77,943	66,575	507,496	202,449	53,665	70,112	36,711	29,499
Transfers between funds	(2,442)	(21,626)	1,764,716	19,164,581	(339,873)	350,790	(36,448)	155,815
Redemptions (note 3)	(1,217,811)	(1,456,199)	(5,299,893)	(9,519,471)	(2,030,104)	(2,810,409)	(484,328)	(552,296)
Annuity benefits	(11,331)	(9,892)	(4,535)	(3,145)	(15,612)	(13,524)	(10,731)	(9,198)
Contingent deferred sales charges (note 2)	(79)	(99)	(433)	(3,819)	(577)	(384)	(11)	(161)
Adjustments to maintain reserves	3,396	3,077	(7)	2,063	4,531	3,873	2,921	2,657

Net equity transactions	(1,150,324)	(1,418,164)	(3,032,656)	9,842,658	(2,327,970)	(2,399,542)	(491,886)	(373,684)

Net change in contract owners’ equity	(1,171,535)	(707,590)	(3,189,841)	9,661,541	(2,317,635)	(828,513)	(1,133,371)	39,468
Contract owners’ equity beginning of period	6,542,606	7,250,196	13,903,643	4,242,102	13,076,861	13,905,374	3,972,549	3,933,081

Contract owners’ equity end of period	$5,371,071	6,542,606	10,713,802	13,903,643	10,759,226	13,076,861	2,839,178	3,972,549

CHANGES IN UNITS:
Beginning units	287,465	357,289	1,011,728	304,817	486,258	588,109	204,936	226,631
Units purchased	17,831	20,967	227,221	1,928,619	3,223	23,925	3,743	16,245
Units redeemed	(67,797)	(90,791)	(448,870)	(1,221,708)	(88,369)	(125,776)	(29,762)	(37,940)

Ending units	237,499	287,465	790,079	1,011,728	401,112	486,258	178,917	204,936

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	OGAA		OGGB
	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(120,581)	-	-
Realized gain (loss) on investments	-	(1,937,183)	-	-
Change in unrealized gain (loss) on investments	-	3,636,248	-	-
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	1,578,484	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	76,493	-	(576)
Transfers between funds	-	(28,369,436)	-	576
Redemptions (note 3)	-	(4,679,460)	-	-
Annuity benefits	-	(1,527)	-	-
Contingent deferred sales charges (note 2)	-	(2,378)	-	-
Adjustments to maintain reserves	-	(7,952)	-	-

Net equity transactions	-	(32,984,260)	-	-

Net change in contract owners’ equity	-	(31,405,776)	-	-
Contract owners’ equity beginning of period	-	31,405,776	-	-

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	1,490,471	-	-
Units purchased	-	19,076	-	28
Units redeemed	-	(1,509,547)	-	(28)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT - C

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide VA Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on July 24, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)

JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)

JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)

JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)

NATIONWIDE FUNDS GROUP

NVIT Fund - Class I (TRF)

NVIT Money Market Fund - Class I (SAM)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

VIP Fund - Overseas Portfolio - Initial Class (FOP)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT - C

NOTES TO FINANCIAL STATEMENTS December 31, 2011

fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in Level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments redeemed. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.25% and a administration charge of 0.05% for a total variable account charge of 1.30%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2011 and 2010, total transfers to the Account from the fixed account were $875,135 and $877,580, respectively, and total transfers from the Account to the fixed account were $5,541,373 and $7,605,733, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $60,809 and $151,120 to the account in the form of additional premium to contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market particip ants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$185,628,687	$0	$0	$185,628,687

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

		Purchases of Investments	Sales of Investments
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 ( OGGO )		$130,251	$7,760,183
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 ( JPMMV1 )		103,157	717,576
JPMorgan Insurance Trust Core Bond Portfolio 1 ( OGBDP )		4,073,281	14,658,004
JPMorgan Insurance Trust Equity Index Portfolio 1 ( OGEI )		575,476	6,188,625
JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 ( OGLG )		549,958	5,819,523
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 ( OGDMP )		515,389	4,464,160
JPMorgan Insurance Trust U.S. Equity Portfolio 1 ( OGDEP )		355,594	5,504,867
NVIT Fund - Class I ( TRF )		391,932	1,551,048
NVIT Money Market Fund - Class I ( SAM )		1,465,880	4,647,653
Equity-Income Portfolio - Initial Class ( FEIP )		303,058	2,504,837
VIP Fund - Overseas Portfolio - Initial Class ( FOP )		116,962	599,158

	Total	$8,580,938	$54,415,634

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT - C

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NW Separate Account - C

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)
2011	1.30%	702,991	$37.261121	$26,194,270	0.00%	-7.37%
2010	1.30%	880,808	40.225052	35,430,547	0.00%	24.00%
2009	1.30%	1,218,063	32.439433	39,513,274	0.00%	41.18%
2008	1.30%	1,494,033	22.977335	34,328,897	0.00%	-44.52%
2007	1.30%	2,112,415	41.414035	87,483,629	0.00%	15.71%
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2011	1.30%	115,810	16.084725	1,862,772	1.40%	0.84%
2010	1.30%	153,536	15.951445	2,449,121	1.44%	21.85%
2009	1.30%	265,766	13.091003	3,479,143	0.00%	30.91%	5/15/2009
JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)
2011	1.30%	3,003,757	18.424826	55,343,700	5.69%	6.06%
2010	1.30%	3,742,315	17.371488	65,009,580	4.05%	7.82%
2009	1.30%	4,940,336	16.112149	79,599,429	4.80%	8.22%
2008	1.30%	3,330,953	14.888146	49,591,715	5.99%	-0.01%
2007	1.30%	5,087,378	14.888981	75,745,874	5.09%	4.92%
JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)
2011	1.30%	1,845,369	11.381201	21,002,526	1.81%	0.39%
2010	1.30%	2,342,956	11.337231	26,562,633	2.33%	12.92%
2009	1.30%	3,243,540	10.039975	32,565,071	2.60%	24.79%
2008	1.30%	3,994,505	8.045249	32,136,787	2.12%	-38.02%
2007	1.30%	5,455,148	12.981223	70,814,493	1.60%	3.72%
JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)
2011	1.30%	1,024,318	19.977430	20,463,261	1.04%	0.53%
2010	1.30%	1,276,457	19.871739	25,365,421	1.03%	14.59%
2009	1.30%	1,758,741	17.341196	30,498,672	0.80%	32.57%
2008	1.30%	2,162,700	13.080386	28,288,951	1.00%	-40.01%
2007	1.30%	3,005,913	21.804355	65,541,994	0.18%	10.09%
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)
2011	1.30%	685,122	17.578377	12,043,333	0.88%	-2.80%
2010	1.30%	894,657	18.085113	16,179,973	1.47%	17.97%
2009	1.30%	1,391,178	15.330188	21,327,004	1.59%	33.90%
2008	1.30%	1,762,714	11.448975	20,181,269	0.59%	-39.61%
2007	1.30%	2,340,278	18.959198	44,369,794	0.71%	1.52%
JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)
2011	1.30%	1,870,026	10.122288	18,928,942	1.24%	-3.14%
2010	1.30%	2,359,765	10.450499	24,660,722	0.98%	12.10%
2009	1.30%	3,613,930	9.322403	33,690,512	2.82%	31.94%
2008	1.30%	4,647,556	7.065439	32,837,023	1.19%	-35.65%
2007	1.30%	6,495,658	10.979465	71,318,850	1.14%	9.01%
NVIT Fund - Class I (TRF)
2011	1.30%	237,499	22.275036	5,290,298	1.12%	-0.78%
2010	1.30%	287,465	22.449115	6,453,335	0.99%	11.98%
2009	1.30%	357,289	20.048181	7,162,995	1.31%	24.46%
2008	1.30%	438,466	16.108472	7,063,017	1.34%	-42.32%
2007	1.30%	641,051	27.925531	17,901,690	1.03%	6.77%
NVIT Money Market Fund - Class I (SAM)
2011	1.30%	790,079	13.557912	10,711,821	0.00%	-1.30%
2010	1.30%	1,011,728	13.735981	13,897,076	0.00%	-1.30%
2009	1.30%	304,817	13.916881	4,242,102	0.04%	-1.26%
2008	1.30%	492,866	14.094268	6,946,585	2.05%	0.73%
2007	1.30%	468,551	13.992544	6,556,220	4.89%	3.42%
Equity-Income Portfolio - Initial Class (FEIP)
2011	1.30%	401,112	26.569521	10,657,354	2.32%	-0.34%
2010	1.30%	486,258	26.659775	12,963,529	1.74%	13.65%
2009	1.30%	588,109	23.457056	13,795,282	2.21%	28.52%
2008	1.30%	697,200	18.252304	12,725,506	2.13%	-43.40%
2007	1.30%	981,193	32.248723	31,642,221	1.63%	0.20%
(continued)

NW Separate Account - C

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2011	1.30%	178,917	$ 15.484942	$ 2,770,504	1.32%	-18.24%
2010	1.30%	204,936	18.939472	3,881,380	1.37%	11.65%
2009	1.30%	226,631	16.963952	3,844,558	2.05%	24.88%
2008	1.30%	258,046	13.583708	3,505,222	2.27%	-44.54%
2007	1.30%	346,501	24.491473	8,486,320	3.28%	15.78%
Insurance Trust - Insurance Trust Diversified Mid Cap Value Portfolio 1 (obsolete) (OGMVP)
2008	1.30%	271,369	13.475864	3,656,932	1.65%	-36.32%
2007	1.30%	425,613	21.163352	9,007,398	1.54%	-0.40%
Insurance Trust - Insurance Trust Government Bond Portfolio 1 (obsolete) (OGGB)
2008	1.30%	3,028,799	20.820458	63,060,982	5.62%	8.60%
2007	1.30%	4,632,183	19.171923	88,807,856	5.49%	6.08%
JPMorgan Insurance Trust Balanced Portfolio 1(obsolete) (OGAA)
2009	1.30%	1,490,471	21.060941	31,390,743	3.92%	22.84%
2008	1.30%	1,855,296	17.145561	31,810,091	3.91%	-25.29%
2007	1.30%	2,672,259	22.950313	61,329,180	3.30%	4.75%

2011	Reserves for annuity contracts in payout phase:				361,695
2011	Contract owners equity:				$185,630,476
2010	Reserves for annuity contracts in payout phase:				421,435
2010	Contract owners equity:				$233,274,752
2009	Reserves for annuity contracts in payout phase:				380,173
2009	Contract owners equity:				$301,488,958
2008	Reserves for annuity contracts in payout phase:				334,697
2008	Contract owners equity:				$326,467,674
2007	Reserves for annuity contracts in payout phase:				610,389
2007	Contract owners equity:				$639,615,908

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.

**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

****	This represents the date the underlying mutual fund option was initially added and funded.